Schedule of condensed statements of financial position (Details) - BRL (R$)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	R$ 3,472,845,000	R$ 3,222,768
Bonds and securities	16,121,000	1,465,000
Dividends receivables	1,558,212,000	1,290,114,000
CRC transferred to the State Government of Paraná		287,789,000
Other current receivables	749,816,000	514,185,000
Income tax and social contribution	151,912,000	86,410,000
Assets classified as held for sale		1,230,546,000
Subtotal	15,743,322,000	16,090,279,000
Noncurrent assets
Other temporary investments	19,985,000	22,385,000
CRC transferred to the State Government of Paraná		1,104,835,000
Judicial deposits	591,131,000	486,746,000
Other current receivables	5,121,000	4,515,000
Deferred tax assets	963,259,000	1,191,104,000	R$ 1,011,866,000
Other noncurrent recoverable taxes	3,143,546,000	4,539,498,000
Investments	3,042,134,000	2,729,517,000	2,523,179,000
Property, Plant and Equipment, net	10,142,591,000	9,495,460,000
Intangible Assets	9,215,560,000	6,929,456,000
Right-of-use asset	204,056,000	132,521,000
Total non current assets	38,347,663,000	35,377,233,000
Current liabilities
Payroll, social charges and accruals	604,810,000	684,046,000
Suppliers	2,585,735,000	2,291,307,000
Income tax and social contribution	63,946,000	681,831,000
Other taxes payable	440,933,000	490,608,000
Loans and financing	579,770,000	717,677,000
Debentures	2,144,485,000	1,881,411,000
Dividends payable	330,947,000	991,887,000
Post employment benefits	68,836,000	69,231,000
Lease liability	47,240,000
Other accounts payable	370,383,000	235,400,000
Total current liabilities	7,979,993,000	9,654,392,000
Noncurrent liabilities
Other taxes due	594,810,000	622,483,000
Loans and financing	3,098,674,000	2,470,854,000
Debentures	6,003,132,000	4,876,070,000
Post employment benefits	1,226,338,000	1,424,383,000
Lease liability	165,494,000
Other accounts payable	599,909,000	469,886,000
Provisions for legal claims	1,597,365,000	1,555,704,000
Noncurrent liabilities	19,382,307,000	16,879,754,000
Equity
Share capital	10,800,000,000	10,800,000,000
Equity valuation adjustments	426,170,000	353,349,000	591,927,000
Legal reserves	1,457,087,000	1,209,458,000
Additional dividend from non-capitalized earnings reserve	1,368,675,000	1,507,449,000
TOTAL EQUITY	22,175,235,000	20,250,518,000	R$ 17,598,212,000	R$ 16,336,214,000
Total liabilities and equity	49,537,535,000	46,784,664,000
Companhia Paranaense De Energia Copel [Member]
Current assets
Cash and cash equivalents	626,052,000	42,700,000
Bonds and securities	91,000	90,000
Dividends receivables	1,558,212,000	1,290,114,000
CRC transferred to the State Government of Paraná		287,789,000
Other current receivables	1,150,000	1,025,000
Income tax and social contribution	3,991,000	12,171,000
Prepaid expenses	528,000	150,000
Receivable from related parties	5,374,000	40,298,000
Assets classified as held for sale		758,742,000
Subtotal	2,195,398,000	2,433,079,000
Noncurrent assets
Other temporary investments	19,985,000	22,385,000
CRC transferred to the State Government of Paraná		1,104,835,000
Judicial deposits	131,519,000	125,738,000
Other current receivables	7,658,000	7,443,000
Income Tax and Social Contribution	30,000,000	117,682,000
Deferred tax assets	165,484,000	282,132,000
Other noncurrent recoverable taxes	38,659,000	88,331,000
Receivables from related parties	150,572,000	140,337,000
Investments	21,144,478,000	18,807,102,000
Property, Plant and Equipment, net	4,112,000	2,725,000
Intangible Assets	3,473,000	2,041,000
Right-of-use asset	3,165,000	962,000
Total non current assets	21,699,105,000	20,701,713,000
Total assets	23,894,503,000	23,134,792,000
Current liabilities
Payroll, social charges and accruals	36,454,000	16,759,000
Related parties	2,292,000	283,650,000
Suppliers	3,353,000	3,184,000
Income tax and social contribution	1,813,000
Other taxes payable	34,956,000	952,000
Loans and financing	321,157,000	512,086,000
Debentures	501,716,000	301,972,000
Dividends payable	260,995,000	944,274,000
Post employment benefits	229,000	226,000
Lease liability	301,000	279,000
Other accounts payable	548,000	567,000
Total current liabilities	1,163,814,000	2,063,949,000
Noncurrent liabilities
Related parties	5,851,000	5,851,000
Other taxes due	3,260,000	2,978,000
Loans and financing	468,970,000	266,682,000
Debentures		499,317,000
Post employment benefits	13,922,000	9,929,000
Lease liability	2,957,000	707,000
Other accounts payable	50,943,000	1,936,000
Provisions for legal claims	347,762,000	324,332,000
Noncurrent liabilities	893,665,000	1,111,732,000
Equity
Share capital	10,800,000,000	10,800,000,000
Equity valuation adjustments	426,170,000	353,349,000
Legal reserves	1,457,087,000	1,209,458,000
Retained earnings	7,785,092,000	6,088,855,000
Additional dividend from non-capitalized earnings reserve	1,368,675,000	1,507,449,000
TOTAL EQUITY	21,837,024,000	19,959,111,000
Total liabilities and equity	R$ 23,894,503,000	R$ 23,134,792,000